Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Ordinary Share Computations

The following reflects the income and share data used in the basic and diluted earnings (loss) per ordinary share computations:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Earnings (loss) attributable to ordinary shareholders of the Company	(252,823,772)	(113,187,048)	135,466,040
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	5,888,507	8,049,592	19,858,117
Basic earnings (loss) per share	(42.94)	(14.06)	6.82

Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation	(252,823,772)	(113,187,048)	135,466,040
Weighted average number of ordinary shares outstanding diluted earnings (loss) per share calculation	5,888,507	8,049,592	19,858,117
Adjusted for:
- incremental shares issuable related to options issued	—	—	4,044
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	5,888,507	8,049,592	19,862,161
Diluted earnings (loss) per share	(42.94)	(14.06)	6.82